Income Taxes (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 128	$ 6,892	$ 8,450
Increase related to prior year tax positions	658	0	0
Decrease related to prior year tax positions	0	(6,759)	(2,295)
Increase related to current year tax positions	0	0	133
Effect of exchange rate change	5	(5)	604
Balance at end of year	$ 791	$ 128	$ 6,892